CONTINGENTLY REDEEMABLE ORDINARY SHARES - Movement in the carrying value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion to redemption value	¥ 10,792	¥ 821